Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		$ (31)	$ (65)
Long-term portion		1,846	2,905
Derivative instrument liability, current portion		(31)
Derivative instrument Asset, Long-term portion		0	(65)
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		(31)	(65)
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		(31)	(65)
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		(31)	(65)
3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[1]	0
3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[1]	0
3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[1]	0
4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets	[1]	0
5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial assets		0
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		3,110	3,277
Current portion		1,264	372
Long-term portion		1,846	2,905
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		3,048	3,252
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		1,022	1,060
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		999	1,026
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]	242	242
Primary debt instruments [member] | 3.85% Notes, Due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]	241	239
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		499	499
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		482	482
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]	116	116
Primary debt instruments [member] | 4.50% Notes, Due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	[1]	92	95
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		342	342
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		336	346
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		396	396
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		399	415
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		493	492
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		$ 499	519
Primary debt instruments [member] | Commercial Paper [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings			130
Primary debt instruments [member] | Commercial Paper [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings			$ 130

[1]	Notes were partially redeemed in October 2018.